INCOME TAXES - Deferred Income taxes (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss and other carry forwards		$ 15,531	$ 25,756
Accrued liabilities		4,201	3,359
Reserves and other		3,587	3,124
263A uniform capitalization costs		1,067	1,106
Other deferred tax assets		2,122	2,064
Total deferred tax assets		26,508	35,409
Valuation allowance	$ (1,729)	(1,729)	(21,562)
Net deferred tax assets		24,779	13,847
Deferred tax liabilities:
Intangibles		(3,626)	(4,580)
Depreciation		(3,667)	(4,217)
Goodwill		(6,182)	(5,171)
Other		(489)	(1,312)
Total deferred tax liabilities		(13,964)	(15,280)
Total deferred income taxes		$ (10,815)	$ (1,433)